                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-5476

                          Lord Abbett Global Fund, Inc.
                          -----------------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 12/31
                         -----

Date of reporting period: 12/31/2003
                          ----------

ITEM 1:     Report to Shareholders.

[LORD ABBETT LOGO]


2003
 ANNUAL
   REPORT

LORD ABBETT
GLOBAL EQUITY FUND
GLOBAL INCOME FUND


FOR THE YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------
LORD ABBETT GLOBAL FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003

DEAR SHAREHOLDER: We are pleased to provide you with this twelve-month overview of the Funds' strategies and performance for the fiscal year ended December 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD?

A. Economic fundamentals in Europe remained weak in the first half of the year, prompting the European Central Bank (the ECB) to lower a key interest rate by one-quarter of a percentage point in March and an additional one-half of a percentage point in June. Signs of economic recovery in the United States were somewhat more encouraging. Nonetheless, in June the U.S. Federal Reserve Board (the Fed) lowered the fed funds rate again to 1%, its lowest level in 45 years, to provide additional stimulus and to avoid the risk -- albeit small -- of deflation.

   Sentiment improved in the second half of the year. In Germany, Europe's largest economy, a business sentiment index rose for the fourth straight month. Elsewhere, in Asia, growth trends were positive. The outlook for Japan grew brighter, with some forecasters expecting the Japanese economy to expand 3.2% for the fiscal year ending in March 2004. The U.S. economy grew at the fastest pace in 20 years in the third quarter, rising at an annualized 8.2%.

   World commodity prices rose in 2003, reflecting, in part, increased demand for basic materials, in itself another sign of global economic recovery. The currencies of commodity-based economies, such as Chile and Australia, were the beneficiaries.

   An improving global economic picture helped to power international equities to a strong year in 2003, following an early sell-off that ended in mid-March. International equity returns to U.S. investors were also helped by the declining U.S. dollar, which fell sharply against the euro during the period, and less sharply versus the yen and sterling. Stronger local currencies did not appear to impact export-related business in other countries as global demand rose.

   Global interest rates remained low throughout the year, the result of highly

--------------------------------------------------------------------------------

accommodative monetary policies in the major economies. In the fixed-income markets, investors searched for yield, favoring higher-yielding, lower-quality credits. Reflecting stronger economic growth patterns in the second half of the year, however, the central banks of the United Kingdom and Australia raised rates in November.

LORD ABBETT GLOBAL EQUITY FUND

Q. HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003?

A. The Fund returned 26.4%, reflecting the performance at the Net Asset Value
(NAV) of Class A shares, with all distributions reinvested, underperforming the MSCI World Index,(1) which returned 33.8% over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of December 31, 2003 are: 1 Year: 19.09%, 5 Years: -2.02% and 10 Years: 2.31%.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. The Fund's stock selection in the financial sector detracted from performance. In particular, the Fund's positions in U.S. regional banks lowered returns. Stock selection in the industrial sector also lowered returns, as did the Fund's underweight in the materials sector.

   The Fund's stock selection within the energy sector added performance relative to the index, as strong top-line revenue growth and net income in certain Chinese oil and energy companies benefited performance. In addition, stock selection within the telecomm services sector helped performance, as deleveraging and stronger demand in the industry brought higher hopes for better financial results.

   The Fund's portfolio is actively managed and, therefore, allocations are subject to change, and sectors may include many industries.

LORD ABBETT GLOBAL INCOME FUND

Q. HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003?

A. The Fund returned 12.8%, reflecting performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the year ended December 31, 2003, and outperforming its benchmark, the Lehman Global Aggregate Index,(2) which returned 12.5% for the same period.

(1) The MSCI World Index is an unmanaged Index that reflects the stock markets of 22 countries, including the United States, Canada, Europe, Australasia and the Far East, with values expressed in U.S. dollars. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(2) The Lehman Global Aggregate Index provides a broad-based measure of the global investment-grade, fixed-income markets. The three major components of this Index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities and USD investment grade 144A securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

--------------------------------------------------------------------------------

Standardized Average Annual Total Returns, which reflect performance at the maximum 4.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions, as of December 31, 2003 are: 1 Year:
7.50%, 5 Years: 2.62% and 10 Years: 4.73%.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. During the year, the Fund benefited from its underweight position, relative to its benchmark, in the U.S. dollar, reflecting expectations that growing U.S. fiscal and current account deficits would continue to pressure the dollar lower, particularly against the euro and the Japanese yen. At the same time, the Fund was overweight the euro, which rose nearly 20% against the U.S. dollar in 2003, adding to the performance of the Fund. Meanwhile, positions in commodity-based currencies, such as the Chilean peso and the Canadian dollar, also contributed to performance.

   The Fund also benefited from overweight positions in emerging market sovereign bonds and high-yield corporate bonds, as investors continued their search for higher yield, pushing prices of riskier assets higher.

   Detracting from performance in the fiscal year was a small position in the high-yield bonds of a basic industry company, as higher energy prices increased manufacturing costs.

   The Fund's portfolio is actively managed and, therefore, its holdings are subject to change.


IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund management and the portfolio holdings described in this report are as of December 31, 2003; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PERFORMANCE DATA QUOTED IS HISTORICAL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges

--------------------------------------------------------------------------------

were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds' Prospectus.

YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END (AVAILABLE WITHIN SEVEN BUSINESS DAYS OF THE MOST RECENT MONTH END) BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Morgan Stanley Capital International World Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                              THE FUND (CLASS A SHARES)   MORGAN STANLEY CAPITAL
                  THE FUND (CLASS A SHARES)                  AT MAXIMUM            INTERNATIONAL
                         AT NET ASSET VALUE           OFFERING PRICE(1)           WORLD INDEX(2)
12/31/93                         $   10,000                  $    9,425               $   10,000
12/31/94                         $    9,989                  $    9,415               $   10,558
12/31/95                         $   10,907                  $   10,280               $   12,809
12/31/96                         $   11,820                  $   11,140               $   14,602
12/31/97                         $   12,764                  $   12,030               $   16,972
12/31/98                         $   13,922                  $   13,122               $   21,181
12/31/99                         $   15,644                  $   14,745               $   26,549
12/31/2000                       $   16,392                  $   15,449               $   23,119
12/31/2001                       $   12,655                  $   11,927               $   19,299
12/31/2002                       $   10,556                  $    9,949               $   15,528
12/31/2003                       $   13,341                  $   12,574               $   20,771

                              FISCAL YEAR-END 12/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIOD ENDED DECEMBER 31, 2003

                                  1 YEAR   5 YEARS    10 YEARS  LIFE OF FUND
              CLASS A(3)          19.09%    -2.02%       2.31%           --
              CLASS B(4)          21.62%    -1.68%         --          1.61%
              CLASS C(5)          25.59%    -1.53%         --          1.62%

(1) Reflects the deduction of the maximum sales charge of 5.75%.

(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

(3) Class A shares were first offered on September 30, 1988. Total return, which is the percent change in value, after deduction of the maximum sales charge of 5.75% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2003 using the SEC-required uniform method to compute such return.

(4) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year and 0% for 5 years and life of the class.

(5) Class C Shares were first offered on July 15, 1996 and made available to the public on August 1, 1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance began on August 1, 1996 and is at net asset value.

GLOBAL INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Global Aggregate Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                              THE FUND (CLASS A SHARES)
                  THE FUND (CLASS A SHARES)                  AT MAXIMUM            LEHMAN GLOBAL
                         AT NET ASSET VALUE           OFFERING PRICE(1)       AGGREGATE INDEX(2)
12/31/93                         $   10,000                  $    9,525               $   10,000
12/31/94                         $    9,660                  $    9,201               $   10,022
12/31/95                         $   11,385                  $   10,844               $   11,992
12/31/96                         $   12,082                  $   11,508               $   12,581
12/31/97                         $   12,593                  $   11,995               $   13,056
12/31/98                         $   13,951                  $   13,288               $   14,848
12/31/99                         $   12,630                  $   12,030               $   14,080
12/31/2000                       $   12,624                  $   12,025               $   14,527
12/31/2001                       $   12,861                  $   12,250               $   14,755
12/31/2002                       $   14,777                  $   14,075               $   17,191
12/31/2003                       $   16,667                  $   15,875               $   19,338

                              FISCAL YEAR-END 12/31
                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIOD ENDED DECEMBER 31, 2003

                                  1 YEAR    5 YEARS   10 YEARS  LIFE OF CLASS
              CLASS A(3)           7.50%      2.62%      4.73%            --
              CLASS B(4)           8.22%      2.86%        --           4.59%
              CLASS C(5)          12.29%      3.03%        --           4.81%
              CLASS P(6)          12.78%        --         --           4.54%

(1) Reflects the deduction of the maximum sales charge of 4.75%.

(2) Performance for the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.

(3) Class A shares were first offered on September 30, 1988. Total return, which is the percent change in value, after deduction of the maximum sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2003 using the SEC-required uniform method to compute such return.

(4) Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 4% for 1 year and 0% for 5 years and life of the class.

(5) Class C shares were first offered on July 15,1996. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

(6) Class P shares were first offered on March 4, 1999. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
GLOBAL EQUITY FUND DECEMBER 31, 2003

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCK 97.80%

CHINA 2.08%
China Life Insurance
Co. ADR*^                                                     411   $         14
China Petroleum &
Chemical                                                2,898,000          1,297
                                                                    ------------
TOTAL                                                                      1,311
                                                                    ------------

FINLAND 1.31%
Nokia Oyj                                                  47,800            827
                                                                    ------------

FRANCE 5.77%
Axa                                                        44,600            955
BNP Paribas S.A.                                           16,250          1,023
Casino Guichard Perrachon^                                  8,750            851
Credit Agricole S.A.                                       33,700            805
                                                                    ------------
TOTAL                                                                      3,634
                                                                    ------------

GERMANY 1.42%
Metro AG                                                   20,300            896
                                                                    ------------

HONG KONG 1.13%
Sun Hung Kai Properties                                    86,250            714
                                                                    ------------

IRELAND 1.29%
Bank of Ireland                                            59,800            815
                                                                    ------------

ITALY 1.71%
ENI S.P.A.^                                                56,900          1,074
                                                                    ------------

JAPAN 6.46%
Advantest Corp.                                             8,100            643
Canon, Inc.                                                20,815            969
Fast Retailing Co. Ltd.                                    12,500            759
Oriental Land Co. Ltd.^                                    13,600            839
Toyota Motor Corp.                                         25,500            861
                                                                    ------------
TOTAL                                                                      4,071
                                                                    ------------

NETHERLANDS 1.55%
Royal Dutch Petroleum Co.                                  18,500   $        975
                                                                    ------------

NEW ZEALAND 1.50%
Telecom Corp. of
New Zealand Ltd.^                                         267,300            942
                                                                    ------------

SOUTH KOREA 1.93%
SK Telecom Co. Ltd. ADR^                                   65,000          1,212
                                                                    ------------

SPAIN 4.67%
ACS, Actividades Cons. Y Serv.                             20,000            976
Banco Santander Central
Hispano S.A.^                                              85,500          1,013
Telefonica S.A.                                            64,600            948
                                                                    ------------
TOTAL                                                                      2,937
                                                                    ------------

SWEDEN 1.26%
Hennes & Mauritz AB -
B Shares                                                   33,444            795
                                                                    ------------

SWITZERLAND 2.92%
Adecco S.A.                                                14,200            913
UBS AG-Registered                                          13,500            924
                                                                    ------------
TOTAL                                                                      1,837
                                                                    ------------

UNITED KINGDOM 16.08%
Astrazeneca plc                                            18,300            878
Barclays plc                                              100,100            893
BP plc                                                    140,000          1,135
Compass Group plc                                         147,160          1,001
GlaxoSmithKline plc                                        45,000          1,031
HSBC Holdings plc                                          61,800            971
Reckitt Benckiser plc                                      44,900          1,016
Royal Bank of Scotland
Group plc                                                  28,200            831
Smith & Nephew plc                                        131,200          1,102
Vodafone Group plc                                        512,000          1,270
                                                                    ------------
TOTAL                                                                     10,128
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND DECEMBER 31, 2003

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
UNITED STATES 46.72%
Advance PCS*                                               17,400   $        916
Amgen, Inc.*                                               14,200            878
Bank of America Corp.                                      12,300            989
Bed Bath & Beyond, Inc.*                                   18,200            789
Cardinal Health, Inc.                                      13,750            841
Citigroup, Inc.                                            17,800            864
Clear Channel Comm., Inc.                                  16,800            787
Dell, Inc.*                                                29,100            988
eBay, Inc.*                                                13,800            891
Entergy Corp.                                              14,500            828
Exxon Mobil Corp.                                          20,500            840
First Data Corp.                                           24,000            986
Fortune Brands, Inc.                                       16,300          1,165
Gannett Co., Inc.                                           9,700            865
General Growth Properties, Inc.                            47,700          1,324
Getty Images, Inc.*                                        21,600          1,083
Gilead Sciences, Inc.*                                     13,500            785
Intel Corp.                                                35,340          1,138
InterActiveCorp.*                                          26,350            894
ITT Industries, Inc.                                       11,800            876
Leapfrog Enterprises, Inc.*^                               23,400            621
Medco Health Solutions, Inc.*                               1,393             47
Mercury Interactive Corp.*                                 21,700          1,056
Microsoft Corp.                                            32,000            881
Molex, Inc.                                                25,600            893
North Fork Bancorp, Inc.                                   22,200            899
Pfizer, Inc.                                               25,400            897
Pitney Bowes, Inc.                                         19,460            791
Starbucks Corp.*                                           31,000          1,025
Target Corp.                                               22,600            868
Varian Medical Systems Inc.*                               11,900            822
Wachovia Corp.                                             24,300          1,132
Wal-Mart Stores, Inc.                                      14,350            761
                                                                    ------------
TOTAL                                                                     29,420
                                                                    ------------

TOTAL COMMON STOCKS
(Cost $51,328,828)                                                        61,588
                                                                    ============

SHORT-TERM INVESTMENTS 9.30%

COLLATERAL FOR SECURITIES ON LOAN 8.72%
State Street Navigator Securities
Lending Prime Portfolio,
1.07%(a)                                                    5,492   $      5,492
                                                                    ------------

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                        ---------
REPURCHASE AGREEMENT 0.58%

Repurchase Agreement
dated 12/31/2003,
0.80% due 1/2/2004
with State Street Bank
& Trust Co. collateralized
by $370,000 of Federal
National Mortgage Assoc.
at 1.72% due 3/24/2005;
value: $372,187;
proceeds: $364,812                                   $        365            365
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,856,355)                                                          5,857
                                                                    ============
TOTAL INVESTMENTS 107.10%
(Cost $57,185,183)                                                  $     67,445
                                                                    ============

  *   Non-income producing security.
  ^   Security (or a portion of security) on loan.
      See Note 5.
ADR - American Depository Receipt.
(a)   Rate shown reflects 7 day yield as of December 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
GLOBAL EQUITY FUND DECEMBER 31, 2003

SECURITIES PRESENTED BY INDUSTRY (UNAUDITED):
Advertising                                                                 1.72%
Apparel Retail                                                              2.47%
Application Software                                                        1.68%
Automobile Manufacturers                                                    1.37%
Banks                                                                      13.45%
Biotechnology                                                               2.64%
Broadcasting & Cable TV                                                     1.25%
Computer Hardware                                                           1.57%
Construction & Engineering                                                  1.55%
Data Processing &
Outsourced Services                                                         1.57%
Diversified Capital Markets                                                 1.47%
Diversified Financial Services                                              1.37%
Electric Utilities                                                          1.31%
Electronic Equipment
& Instruments                                                               1.42%
Employment Services                                                         1.45%
Food Retail                                                                 1.35%
General Merchandise Stores                                                  1.38%
Health Care Distribution
& Services                                                                  1.33%
Health Care Equipment                                                       1.31%
Health Care Services                                                        1.53%
Health Care Supplies                                                        1.75%
Household Products                                                          1.61%
Housewares & Specialties                                                    1.85%
Hypermarkets & Super Centers                                                2.63%
Industrial Machinery                                                        1.39%
Integrated Oil & Gas                                                        8.45%
Integrated Telecommunication                                                3.00%
Internet Retail                                                             2.83%
Leisure Facilities                                                          1.33%
Leisure Products                                                            0.99%
Life & Health Insurance                                                     0.02%
Multi-Line Insurance                                                        1.52%
Office Electronics                                                          1.54%
Office Services & Supplies                                                  1.26%
Pharmaceuticals                                                             4.46%
Publishing & Printing                                                       1.37%
Real Estate Investment Trusts                                               2.10%
Real Estate Managment &
Development                                                                 1.13%
Regional Banks                                                              1.43%
Restaurants                                                                 3.22%
Semiconductor &
Semiconductor Equipment                                                     1.81%
Semiconductor Equipment                                                     1.02%
Short-Term Investments                                                      9.30%
Specialty Stores                                                            1.25%
Systems Software                                                            1.40%
Telecommunications Equipment                                                1.31%
Wireless Telecommunication
Services                                                                    3.94%
                                                                        --------
TOTAL                                                                     107.10%
                                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
GLOBAL INCOME FUND DECEMBER 31, 2003

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                    INTEREST      MATURITY            CURRENCY             US $
INVESTMENTS                                             RATE          DATE               (000)            VALUE
---------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 105.57%

FOREIGN BONDS 58.99%

AUSTRALIA 0.21%
Australian Government(a)                                7.50%    7/15/2005   AUD           177   $      137,613
                                                                                                 --------------

BRAZIL 0.19%
Tele Norte Leste Part ADR+                              8.00%   12/18/2013   USD           125          123,438
                                                                                                 --------------

BULGARIA 0.26%
Republic of Bulgaria+                                   8.25%    1/15/2015   USD           150          176,625
                                                                                                 --------------

CANADA 1.17%
Government of Canada(a)                                 5.50%     6/1/2010   CAD           577          477,268
Shaw Communications, Inc.(a)                            7.50%   11/20/2013   CAD           200          156,545
Telus Corp.                                             8.00%     6/1/2011   USD           130          152,269
                                                                                                 --------------
TOTAL                                                                                                   786,082
                                                                                                 --------------

DENMARK 0.46%
Kingdom of Denmark(a)                                   4.00%    8/15/2008   DKK         1,800          309,422
                                                                                                 --------------

FRANCE 1.80%
France Telecom                                          9.75%     3/1/2031   USD           185          246,650
French Treasury Note(a)                                 4.50%    7/12/2006   EUR           735          965,278
                                                                                                 --------------
TOTAL                                                                                                 1,211,928
                                                                                                 --------------

GERMANY 14.47%
Bundes Obligation(a)                                    4.25%    2/15/2008   EUR         1,633        2,125,702
Bundes Obligation(a)                                    5.00%    2/17/2006   EUR         1,410        1,865,088
Bundesrepub. Deutschland(a)                             4.75%     7/4/2028   EUR            39           47,935
Bundesrepub. Deutschland(a)                             5.25%     1/4/2011   EUR           969        1,317,246
Deutschland Republic(a)                                 5.25%     7/4/2010   EUR         2,386        3,237,789
Kredit Wiederauf(a)                                    5.625%   11/27/2007   EUR           835        1,135,626
                                                                                                 --------------
TOTAL                                                                                                 9,729,386
                                                                                                 --------------

GREECE 0.58%
Hellenic Republic(a)                                    5.25%    5/18/2012   EUR           290          390,594
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2003

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                    INTEREST      MATURITY            CURRENCY             US $
INVESTMENTS                                             RATE          DATE               (000)            VALUE
---------------------------------------------------------------------------------------------------------------
IRELAND 0.41%
Eircom Funding^                                         8.25%    8/15/2013   USD           250   $      278,125
                                                                                                 --------------

ITALY 2.51%
Buoni Poliennali Del Tes(a)                             6.00%     5/1/2031   EUR         1,175        1,687,002
                                                                                                 --------------

JAPAN 12.52%
European Investment Bank(a)                             3.00%    9/20/2006   JPY       186,000        1,869,932
Japan - 190 (10 Year Issue)(a)                          2.90%   12/20/2006   JPY       172,000        1,730,602
Japan - 199 (10 Year Issue)(a)                          2.20%   12/20/2007   JPY        73,000          729,311
Japan - 58 (20 Year Issue)(a)                           1.90%    9/20/2022   JPY        36,000          342,977
Japan Finance Corp. for
 Municipal Enterprises(a)                               1.55%    2/21/2012   JPY       191,000        1,831,502
Japan Govt 10-YR(a)                                     1.60%    3/21/2011   JPY       196,950        1,912,786
                                                                                                 --------------
TOTAL                                                                                                 8,417,110
                                                                                                 --------------

LUXEMBOURG 0.26%
Telecom Italia Capital+                                 5.25%   11/15/2013   USD           125          125,536
Telecom Italia Capital+                                6.375%   11/15/2033   USD            50           50,483
                                                                                                 --------------
TOTAL                                                                                                   176,019
                                                                                                 --------------

MEXICO 1.11%
United Mexican States                                  6.375%    1/16/2013   USD           290          301,600
United Mexican States+(a)                               7.50%     3/8/2010   EUR           315          442,196
                                                                                                 --------------
TOTAL                                                                                                   743,796
                                                                                                 --------------

NETHERLANDS 9.73%
Deutsche Telekom Fin                                    9.25%     6/1/2032   USD            49           67,482
Netherlands Government(a)                               3.00%    7/15/2006   EUR         3,000        3,796,269
Netherlands Government(a)                               5.75%    2/15/2007   EUR         1,969        2,678,747
                                                                                                 --------------
TOTAL                                                                                                 6,542,498
                                                                                                 --------------

OTHER 1.10%
European Investment Bank(a)                            2.125%    9/20/2007   JPY        74,000          736,272
                                                                                                 --------------

PANAMA 0.17%
Republic of Panama                                     9.625%     2/8/2011   USD           100          116,000
                                                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2003

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                    INTEREST      MATURITY            CURRENCY             US $
INVESTMENTS                                             RATE          DATE               (000)            VALUE
---------------------------------------------------------------------------------------------------------------
ROMANIA 0.58%
Romania(a)                                            10.625%    6/27/2008   EUR           250   $      387,634
                                                                                                 --------------

RUSSIA 0.46%
Russian Federation+                                     5.00%#   3/31/2030   USD           319          308,632
                                                                                                 --------------

SPAIN 5.44%
Spanish Government(a)                                   6.00%    1/31/2008   EUR         2,633        3,657,094
                                                                                                 --------------

SWEDEN 1.37%
Swedish Government(a)                                   8.00%    8/15/2007   SEK         5,825          922,702
                                                                                                 --------------

UNITED KINGDOM 3.94%
European Investment Bank(a)                             6.25%    12/7/2008   GBP           657        1,241,907
United Kingdom Treasury(a)                              4.00%     3/7/2009   GBP           117          203,609
United Kingdom Treasury(a)                              6.00%    12/7/2028   GBP           300          639,750
United Kingdom Treasury(a)                              9.00%    7/12/2011   GBP           249          565,846
                                                                                                 --------------
TOTAL                                                                                                 2,651,112
                                                                                                 --------------

VENEZUELA 0.25%
Republic of Venezuela+^                                10.75%    9/19/2013   USD           150          160,875
                                                                                                 --------------
TOTAL FOREIGN BONDS (Cost $33,351,379)                                                               39,649,959
                                                                                                 ==============

UNITED STATES BONDS 46.58%
AES Corp.+                                              8.75%    5/15/2013   USD           150          168,375
Agco Corp.                                              8.50%    3/15/2006   USD            15           15,075
Airgas, Inc.                                            7.75%    9/15/2006   USD           125          131,875
AK Steel Corp.^                                        7.875%    2/15/2009   USD            40           35,300
Altria Group, Inc.                                      7.00%    11/4/2013   USD            31           33,130
American Airlines                                      8.608%     4/1/2011   USD            35           31,895
American Express Credit 1999-2 A                        5.95%   12/15/2006   USD           600          610,913
American Standard, Inc.                                7.625%    2/15/2010   USD           120          136,800
AOL Time Warner, Inc.                                  7.625%    4/15/2031   USD            75           86,856
AT&T Corp.                                              8.75%   11/15/2031   USD            30           35,178
AT&T Wireless Services, Inc.                            8.75%     3/1/2031   USD            30           37,146
Bowater, Inc.^                                          6.50%    6/15/2013   USD           100           97,219
Browning Ferris Industries Inc.                        6.375%    1/15/2008   USD            85           84,788

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2003

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                    INTEREST      MATURITY            CURRENCY             US $
INVESTMENTS                                             RATE          DATE               (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Caesar's Entertainment Inc.                             7.50%     9/1/2009   USD           155   $      171,275
Charter Communications Hldgs.^                         10.00%     4/1/2009   USD            90           80,550
Chesapeake Energy Corp.                                8.375%    11/1/2008   USD            90           99,450
Cincinnati Bell, Inc.+                                 8.375%    1/15/2014   USD            60           64,800
Citibank Credit Card Master 1999-1 A                    5.50%    2/15/2006   USD           625          628,675
Constellation Energy Group                              4.55%    6/15/2015   USD           113          104,105
Corning Glass                                           7.00%    3/15/2007   USD           160          160,800
Corn Products Int'l., Inc.                              8.45%    8/15/2009   USD           125          140,313
Couche-Tard+                                            7.50%   12/15/2013   USD            40           42,100
Credit Suisse First Boston 1998-C2 A1                   5.96%   11/11/2030   USD           798          848,279
CRH America, Inc.                                       6.95%    3/15/2012   USD           125          141,252
Dean Foods Co.                                          8.15%     8/1/2007   USD            90           99,900
Dillards, Inc.^                                         6.43%     8/1/2004   USD            85           86,488
Discover Card Master Trust I
2001-5 A                                                5.30%   11/16/2006   USD           300          304,565
Dow Chemical Co.                                        5.97%    1/15/2009   USD           127          136,775
DRS Tech, Inc.+                                        6.875%    11/1/2013   USD            85           87,763
Dun & Bradstreet Corp.                                 6.625%    3/15/2006   USD           237          254,137
Echostar DBS Corp.+                                    6.375%    10/1/2011   USD           150          154,500
Enterprise Products Operating                           7.50%     2/1/2011   USD           180          201,432
Federal Gold Home Loan Mortgage                         4.50%          TBA   USD           490          490,000
Federal Gold Home Loan Mortgage                         5.50%          TBA   USD         1,295        1,341,944
Federal Gold Home Loan Mortgage                         6.00%          TBA   USD         1,165        1,203,955
Federal Home Loan Mortgage Corp.(a)                     4.75%    1/15/2013   EUR           151          194,500
Federal Home Loan Mortgage Corp. C54792                 7.00%     7/1/2031   USD           211          223,119
Federal Home Loan Mortgage Corp. E90346                 6.00%     6/1/2017   USD            84           88,609
Federal Home Loan Mortgage Corp. E96458                 5.00%     5/1/2018   USD         1,359        1,386,591
Federal National Mortgage Assoc.                        4.75%    2/21/2013   USD         2,410        2,377,041
Federal National Mortgage Assoc.                        5.50%          TBA   USD         2,085        2,112,366
Federal National Mortgage Assoc.                       6.125%    3/15/2012   USD           540          602,421
Federal National Mortgage Assoc.                        6.50%          TBA   USD           400          417,000
Federal National Mortgage Assoc.                       6.625%   11/15/2030   USD           674          768,822
Federal National Mortgage Assoc.                        7.25%    1/15/2010   USD           775          914,894
Federal National Mortgage Assoc. 20218                  6.75%     3/1/2005   USD             -(b)           143
Federal National Mortgage Assoc. 404304                 6.50%     2/1/2028   USD           693          725,903
Federal National Mortgage Assoc. 694125                 6.50%     1/1/2033   USD           687          718,738

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2003

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                    INTEREST      MATURITY            CURRENCY             US $
INVESTMENTS                                             RATE          DATE               (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc. 753420                 5.50%    11/1/2033   USD           640   $      648,858
First USA Credit Card MT 1999-3 A                       1.25%#  12/19/2006   USD           375          375,298
FMC Corp.                                               6.75%     5/5/2005   USD           105          107,100
Ford Credit Auto Owner Trust 2000-G B                   6.92%    4/15/2005   USD           340          342,514
Ford Motor Credit Corp.                                6.875%     2/1/2006   USD         1,045        1,115,877
Fort James Corp.                                       6.875%    9/15/2007   USD           110          116,600
General Electric Capital Corp.                          6.75%    3/15/2032   USD           120          133,296
General Electric Co.                                    5.00%     2/1/2013   USD            75           75,987
GMAC Mortgage Corp.                                     8.00%    11/1/2031   USD           185          208,369
Harrah's Operating Co., Inc.                            8.00%     2/1/2011   USD            85           99,985
Houghton Mifflin Co.                                    8.25%     2/1/2011   USD            85           91,375
Household Finance Corp.                                6.375%   10/15/2011   USD           125          137,861
Household Finance Corp.                                7.625%    5/17/2032   USD            70           84,910
Insight Midwest^                                       10.50%    11/1/2010   USD            55           60,087
Int'l. Flavors & Frag., Inc.                            6.45%    5/15/2006   USD           275          298,834
Jones Intercable                                       8.875%     4/1/2007   USD            60           62,252
Kansas City Power & Light Co.                          7.125%   12/15/2005   USD           500          544,879
Key Energy Services, Inc.                              6.375%     5/1/2013   USD            40           40,800
KFW Int'l. Finance(a)                                   6.00%    12/7/2028   GBP           162          328,387
Lincoln National Corp.                                  6.20%   12/15/2011   USD           125          136,592
MBNA Master Credit Card Trust 1995-A A                 1.433%#   1/16/2007   USD           330          330,567
Morgan Stanley                                          6.75%    4/15/2011   USD           160          181,291
Niagara Mohawk Holdings, Inc.                          5.375%    10/1/2004   USD            90           92,476
NRG Energy, Inc.+                                       8.00%   12/15/2013   USD           225          237,656
Pemex Project Funding Master Tr.+(a)                    6.25%     8/5/2013   EUR           300          378,794
Pfizer, Inc.(a)                                         0.80%    3/18/2008   JPY       175,000        1,647,608
Quest Diagnostics, Inc.                                 7.50%    7/12/2011   USD           125          145,595
Republic of Brazil, Federal                             9.25%   10/22/2010   USD           195          210,600
Residential Asset Sec. Corp. 1997-KS3 AI6               6.90%    8/25/2027   USD            44           43,598
Saks, Inc.                                              7.50%    12/1/2010   USD            90           98,100
Scholastic Corp.                                        5.75%    1/15/2007   USD           150          160,831
Semco Energy, Inc.(d)                                  7.125%    5/15/2008   USD           100          104,625
Sonat, Inc.                                            7.625%    7/15/2011   USD            48           44,700
The Goldman Sachs Group, Inc.                          6.125%    2/15/2033   USD            25           25,262
The Goldman Sachs Group, Inc.                           6.60%    1/15/2012   USD            60           67,158
The Goldman Sachs Group, Inc.                          6.875%    1/15/2011   USD           180          204,699

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2003

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                    INTEREST      MATURITY            CURRENCY             US $
INVESTMENTS                                             RATE          DATE               (000)            VALUE
---------------------------------------------------------------------------------------------------------------
Titan Corp.+                                            8.00%    5/15/2011   USD            90   $      102,600
Triton PCS, Inc.                                        8.50%     6/1/2013   USD            85           91,800
TRW Automotive, Inc.                                   9.375%    2/15/2013   USD            65           74,587
U.S. Treasury Bond                                      5.25%    2/15/2029   USD           556          561,082
U.S. Treasury Inflation Index Bond(c)                   3.00%    7/15/2012   USD           608          662,697
U.S. Treasury Note                                     2.125%   10/31/2004   USD           100          100,809
U.S. Treasury Note                                     5.625%    5/15/2008   USD           200          221,609
U.S. Treasury Note                                      6.50%    2/15/2010   USD           380          441,691
U.S. Treasury Strips                             Zero Coupon     8/15/2020   USD         1,182          488,278
Verizon Global Funding Corp.                            7.25%    12/1/2010   USD           170          196,061
Viacom, Inc.                                            5.50%    5/15/2033   USD            45           42,054
Waste Management, Inc.                                  7.10%     8/1/2026   USD            78           84,644
Waste Management, Inc.                                 7.375%     8/1/2010   USD           155          179,345
Westinghouse Air Brake Co.+                            6.875%    7/31/2013   USD           100          104,125
Westvaco Corp.                                          8.20%    1/15/2030   USD            38           44,683
Weyerhaeuser Co.                                       7.375%    3/15/2032   USD            50           54,534
                                                                                                 --------------
TOTAL UNITED STATES BONDS (Cost $30,229,775)                                                         31,311,775
                                                                                                 ==============
TOTAL LONG-TERM INVESTMENTS (Cost $63,581,154)                                                       70,961,734
                                                                                                 ==============

                                                                                        SHARES
                                                                                         (000)
                                                                                        ------
SHORT-TERM INVESTMENTS 1.11%

Collateral for Securities on Loan 1.11%
State Street Navigator Securities
Lending Prime Portfolio, 1.07%(e)
(Cost $746,950)                                                              USD           747          746,950
                                                                                                 --------------
TOTAL INVESTMENTS 106.68% (Cost $64,328,104)                                                     $   71,708,684
                                                                                                 ==============

  +  Restricted security under Rule 144A.
  ^  All (or a portion) of security on loan. See note 5.
  # Variable rate security. The interest rate represents the rate at December 31, 2003.
(a) Investment in non-U.S. dollar denominated securities (55.91% of total investments). The remaining securities (44.09% of total investments) are invested in U.S. dollar denominated securities.
(b)  Amount represents less than $1,000 principal.
(c)  Principal amount is adjusted periodically for inflation.
(d)  Private placement.
(e)  Rate shown reflects 7 day yield as of December 31, 2003.
TBA To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
AUD  Australian Dollar
CAD  Canadian Dollar
DKK  Danish Krone
EUR  Euro
GBP  British Pound
JPY  Japanese Yen
SEK  Swedish Krona
USD  U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND DECEMBER 31, 2003

SECURITIES PRESENTED BY INDUSTRY (UNAUDITED):
Aerospace/Defense                                                           0.28%
Airlines                                                                    0.05%
Asset Backed                                                                1.36%
Auto Loans                                                                  0.51%
Auto Parts & Equipment                                                      0.11%
Banking                                                                     2.78%
Brokerage                                                                   0.27%
Building & Construction                                                     0.21%
Building Materials                                                          0.20%
Chemicals                                                                   0.56%
Consumer-Products                                                           0.44%
Electric-Generation                                                         0.60%
Electric-Integrated                                                         1.06%
Energy - Exploration
& Production                                                                0.71%
Environmental                                                               0.52%
Food - Wholesale                                                            0.36%
Food & Drug Retailers                                                       0.06%
Foreign Sovereign                                                          33.42%
Forestry/Paper                                                              0.47%
Gaming                                                                      0.40%
Gas Distribution                                                            0.07%
Government Guaranteed                                                       5.15%
Health Services                                                             2.67%
Integrated Energy                                                           0.45%
Investments & Misc Financial
Services                                                                   21.43%
Machinery                                                                   0.18%
Media - Cable                                                               0.53%
Media - Diversified                                                         0.13%
Media - Services                                                            0.23%
Mortgage Backed                                                            14.64%
Non-Electric Utilities                                                      0.16%
Non-Food & Drug Retailers                                                   0.27%
Oil Field Equipment & Services                                              0.06%
Printing & Publishing                                                       0.38%
Short-Term Investment                                                       1.11%
Sovereign                                                                  11.82%
Steel Producers/Products                                                    0.05%
Supranational                                                               1.10%
Telecom - Fixed Line                                                        0.37%
Telecom - Integrated/Services                                               0.97%
Telecom - Wireless                                                          0.19%
Telecommunications Equipment                                                0.24%
Theaters & Entertainment                                                    0.06%
Tobacco                                                                     0.05%
                                                                        --------
TOTAL                                                                     106.68%
                                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
GLOBAL INCOME FUND DECEMBER 31, 2003

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AS OF DECEMBER 31, 2003:

     FORWARD                                  U.S. $ COST      U.S. $
 FOREIGN CURRENCY   EXPIRATION   FOREIGN     ON ORIGINATION    CURRENT      UNREALIZED     UNREALIZED
PURCHASE CONTRACTS     DATE      CURRENCY         DATE          VALUE      APPRECIATION   DEPRECIATION
------------------  ----------  ----------   --------------  -----------   ------------   ------------
       EUR            4/5/2004     750,000   $      873,675  $   943,529   $     69,854   $          -
       THB           1/16/2004  40,650,000        1,000,000    1,025,932         25,932              -
                                             --------------  -----------   ------------   ------------
Total Forward Foreign Currency
Purchase Contracts                           $    1,873,675  $ 1,969,461   $     95,786   $          -
                                             ==============  ===========   ============   ============

     FORWARD                                  U.S. $ COST      U.S. $
 FOREIGN CURRENCY   EXPIRATION   FOREIGN     ON ORIGINATION    CURRENT      UNREALIZED     UNREALIZED
  SALE CONTRACTS       DATE      CURRENCY         DATE          VALUE      APPRECIATION   DEPRECIATION
------------------  ----------  ----------   --------------  -----------   ------------   ------------
       EUR            4/5/2004     750,000   $      864,300  $   943,529   $          -   $     79,229
       THB           1/16/2004  40,650,000        1,012,201    1,025,932              -         13,731
                                             --------------  -----------   ------------   ------------
Total Forward Foreign Currency
Sale Contracts                               $    1,876,501  $ 1,969,461   $          -   $     92,960
                                             ==============  ===========   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                                         GLOBAL           GLOBAL
                                                    EQUITY FUND      INCOME FUND
ASSETS:
  Investment in securities, at cost              $   57,185,183   $   64,328,104
--------------------------------------------------------------------------------
  Investment in securities, at value             $   67,444,685   $   71,708,684
  Foreign cash, at value (cost $1,277,602 and
    $1,189,303, respectively)                         1,318,887        1,213,026
  Receivables:
    Interest and dividends                               87,495        1,326,351
    Investment securities sold                          899,092                -
    Capital shares sold                                 163,789           91,364
    Forward foreign currency exchange
      contracts appreciation                                  -           95,786
  Prepaid expenses and other assets                       3,444              399
--------------------------------------------------------------------------------
  TOTAL ASSETS                                       69,917,392       74,435,610
--------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan           5,491,559          746,950
  Payables:
    Investment securities purchased                   1,197,528        5,789,363
    Capital shares reacquired                            72,501          116,353
    Management fees                                      38,162           28,017
    12b-1 distribution fees                              26,332           32,734
    Fund administration                                   2,051            2,249
    Directors' fees                                      28,765           54,139
    To bank                                                   -          105,372
    Forward foreign currency exchange contracts
      depreciation                                            -           92,960
  Dividends payable                                           -          168,058
  Accrued expenses and other liabilities                 88,552           78,517
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                   6,945,450        7,214,712
================================================================================
NET ASSETS                                       $   62,971,942   $   67,220,898
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                  $   64,793,520   $   70,920,410
Undistributed net investment income                      63,233        1,000,291
Accumulated net realized loss on investments,
  futures contracts and foreign currency
  related transactions                              (12,186,549)     (12,214,977)
Net unrealized appreciation on investments
  and translation of assets and liabilities
  denominated in foreign currencies                  10,301,738        7,515,174
--------------------------------------------------------------------------------
NET ASSETS                                       $   62,971,942   $   67,220,898
================================================================================
NET ASSETS BY CLASS:
Class A Shares                                   $   52,827,647   $   56,385,862
Class B Shares                                   $    6,033,553   $    3,718,766
Class C Shares                                   $    4,110,742   $    5,212,304
Class P Shares                                                -   $    1,903,966
OUTSTANDING SHARES BY CLASS:
Class A Shares                                        5,024,597        7,586,827
Class B Shares                                          597,394          499,311
Class C Shares                                          406,476          699,906
Class P Shares                                                -          257,770
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE (NET ASSETS DIVIDED BY OUTSTANDING
  SHARES):
Class A Shares-Net asset value                   $        10.51   $         7.43
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%
  and 4.75%, respectively)                       $        11.15   $         7.80
Class B Shares-Net asset value                   $        10.10   $         7.45
Class C Shares-Net asset value                   $        10.11   $         7.45
Class P Shares-Net asset value                                -   $         7.39
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

                                                         GLOBAL           GLOBAL
                                                    EQUITY FUND      INCOME FUND
INVESTMENT INCOME:
Dividends                                        $      939,148   $            -
Interest and other                                      276,783        2,451,493
Securities lending-net                                   18,244              746
Foreign withholding tax                                 (55,263)          (5,792)
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                               1,178,912        2,446,447
--------------------------------------------------------------------------------
EXPENSES:
Management fees                                         367,444          323,180
12b-1 distribution plan-Class A                         139,538          201,193
12b-1 distribution plan-Class B                          49,127           35,410
12b-1 distribution plan-Class C                          30,475           39,950
12b-1 distribution plan-Class P                               -            7,016
Shareholder servicing                                   283,544          132,413
Market data                                               1,082            1,236
Professional                                             38,781           44,986
Reports to shareholders                                  24,628           36,843
Fund administration                                      19,656           26,080
Custody                                                  15,290           23,261
Directors' fees                                           1,515            1,553
Registration                                             39,062           52,806
--------------------------------------------------------------------------------
Gross expenses                                        1,010,142          925,927
  Expense reductions                                       (467)            (688)
--------------------------------------------------------------------------------
NET EXPENSES                                          1,009,675          925,239
NET INVESTMENT INCOME                                   169,237        1,521,208
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments and foreign
  currency related transactions                          42,937        3,652,218
Net change in unrealized
  appreciation/depreciation on investments
  and translation of assets and liabilities
  denominated in foreign currencies                  11,618,358        2,529,292
================================================================================
NET REALIZED AND UNREALIZED GAIN                     11,661,295        6,181,510
================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $   11,830,532   $    7,702,718
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE YEAR ENDED
                                                        DECEMBER 31, 2003
                                                 -------------------------------
                                                         GLOBAL           GLOBAL
                                                    EQUITY FUND      INCOME FUND
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                            $      169,237   $    1,521,208
Net realized gain on investments and foreign
  currency related transactions                          42,937        3,652,218
Net change in unrealized
  appreciation/depreciation on investments and
  translation of assets and liabilities
  denominated in foreign currencies                  11,618,358        2,529,292
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                         11,830,532        7,702,718
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                               (85,217)      (2,661,889)
  Class B                                                     -         (147,508)
  Class C                                                     -         (174,027)
  Class P                                                     -          (76,223)
================================================================================
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     (85,217)      (3,059,647)
================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                    20,725,470       16,224,299
Reinvestment of distributions                            81,162        2,443,699
Cost of shares reacquired                           (13,748,707)     (18,421,931)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS                          7,057,925          246,067
================================================================================
Net increase in net assets                           18,803,240        4,889,138
================================================================================
NET ASSETS:
Beginning of year                                    44,168,702       62,331,760
--------------------------------------------------------------------------------
END OF YEAR                                      $   62,971,942   $   67,220,898
================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME              $       63,233   $    1,000,291
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE YEAR ENDED
                                                        DECEMBER 31, 2002
                                                 -------------------------------
                                                         GLOBAL           GLOBAL
                                                    EQUITY FUND      INCOME FUND
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                            $      109,538   $    1,754,843
Net realized loss on investments, futures
  contracts and foreign currency related
  transaction                                        (7,613,223)         (35,548)
Net change in unrealized
  appreciation/depreciation on investments
  and translation of assets and liabilities
  denominated in foreign currencies                  (1,357,869)       6,133,197
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          (8,861,554)       7,852,492
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                              (126,911)      (1,975,221)
  Class B                                                     -          (67,909)
  Class C                                                     -          (81,891)
  Class P                                                     -          (43,835)
Paid-in capital
  Class A                                                     -         (856,981)
  Class B                                                     -          (29,464)
  Class C                                                     -          (35,529)
  Class P                                                     -          (19,019)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (126,911)      (3,109,849)
================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                    24,423,505       15,838,843
Reinvestment of distributions                           120,282        2,406,368
Cost of shares reacquired                           (25,232,326)     (17,302,170)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                      (688,539)         943,041
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                (9,677,004)       5,685,684
================================================================================
NET ASSETS
Beginning of year                                    53,845,706       56,646,076
--------------------------------------------------------------------------------
END OF YEAR                                      $   44,168,702   $   62,331,760
================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME                                         $      (29,262)  $     (204,304)
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL EQUITY FUND

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
                                                         2003         2002         2001           2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     8.33   $    10.02   $    12.98     $    13.82   $    12.29
                                                   ==========   ==========   ==========     ==========   ==========
Investment operations
  Net investment income (loss)(a)                         .04          .03         (.02)          (.05)        (.09)
  Net realized and unrealized gain (loss)                2.16        (1.69)       (2.94)           .65         1.62
                                                   ----------   ----------   ----------     ----------   ----------
    Total from investment operations                     2.20        (1.66)       (2.96)           .60         1.53
                                                   ----------   ----------   ----------     ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.02)        (.03)           -              -            -
  Net realized gain                                         -            -            -          (1.44)           -
                                                   ----------   ----------   ----------     ----------   ----------
    Total distributions                                  (.02)        (.03)           -          (1.44)           -
                                                   ----------   ----------   ----------     ----------   ----------
NET ASSET VALUE, END OF YEAR                       $    10.51   $     8.33   $    10.02     $    12.98   $    13.82
                                                   ==========   ==========   ==========     ==========   ==========

Total Return(b)                                         26.38%      (16.58)%     (22.80)%         4.78%       12.37%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 1.95%        2.29%        1.99%          1.78%        1.94%
  Expenses, excluding expense reductions                 1.95%        2.29%        2.01%          1.79%        1.94%
  Net investment income (loss)                            .45%         .30%        (.19)%         (.34)%       (.77)%

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                       2003         2002         2001           2000         1999
-------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $   52,828   $   37,555   $   47,016     $   64,288   $   66,975
  Portfolio turnover rate                               56.26%       43.52%       97.27%         41.21%       78.74%
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
                                                         2003         2002         2001           2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     8.04   $     9.70   $    12.65     $    13.60   $    12.18
                                                   ==========   ==========   ==========     ==========   ==========
Investment operations
  Net investment loss(a)                                 (.02)        (.03)        (.09)          (.14)        (.17)
  Net realized and unrealized gain (loss)                2.08        (1.63)       (2.86)           .63         1.59
                                                   ----------   ----------   ----------     ----------   ----------
    Total from investment operations                     2.06        (1.66)       (2.95)           .49         1.42
                                                   ----------   ----------   ----------     ----------   ----------

Distributions to shareholders from:
  Net realized gain                                         -            -            -          (1.44)           -
                                                   ----------   ----------   ----------     ----------   ----------
    Total distributions                                     -            -            -          (1.44)           -
                                                   ----------   ----------   ----------     ----------   ----------
NET ASSET VALUE, END OF YEAR                       $    10.10   $     8.04   $     9.70     $    12.65   $    13.60
                                                   ==========   ==========   ==========     ==========   ==========

Total Return(b)                                         25.62%      (17.11)%     (23.32)%         4.12%       11.49%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 2.61%        2.92%        2.62%          2.40%        2.57%
  Expenses, excluding expense reductions                 2.61%        2.92%        2.64%          2.41%        2.57%
  Net investment loss                                    (.21)%       (.33)%       (.82)%         (.92)%      (1.42)%

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                       2003         2002         2001           2000         1999
-------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    6,033   $    4,208   $    4,568     $    5,615   $    3,686
  Portfolio turnover rate                               56.26%       43.52%       97.27%         41.21%       78.74%
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
                                                         2003         2002         2001           2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     8.06   $     9.73   $    12.69     $    13.63   $    12.20
                                                   ==========   ==========   ==========     ==========   ==========
Investment operations
  Net investment loss(a)                                 (.02)        (.03)        (.08)          (.14)        (.17)
  Net realized and unrealized gain (loss)                2.07        (1.64)       (2.88)           .64         1.60
                                                   ----------   ----------   ----------     ----------   ----------
    Total from investment operations                     2.05        (1.67)       (2.96)           .50         1.43
                                                   ----------   ----------   ----------     ----------   ----------

Distributions to shareholders from:
  Net realized gain                                         -            -            -          (1.44)           -
                                                   ----------   ----------   ----------     ----------   ----------
Total distributions                                         -            -            -          (1.44)           -
                                                   ----------   ----------   ----------     ----------   ----------
NET ASSET VALUE, END OF YEAR                       $    10.11   $     8.06   $     9.73     $    12.69   $    13.63
                                                   ==========   ==========   ==========     ==========   ==========

Total Return(b)                                         25.59%      (17.16)%     (23.33)%         4.19%       11.56%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 2.61%        2.92%        2.62%          2.40%        2.57%
  Expenses, excluding expense reductions                 2.61%        2.92%        2.64%          2.41%        2.57%
  Net investment loss                                    (.29)%       (.33)%       (.78)%         (.94)%      (1.44)%

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                       2003         2002         2001           2000         1999
-------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    4,111   $    2,406   $    2,262     $    3,027   $    2,305
  Portfolio turnover rate                               56.26%       43.52%       97.27%         41.21%       78.74%
===================================================================================================================

(a)  Calculated using average shares outstanding during the year.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL INCOME FUND

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
                                                         2003         2002         2001           2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     6.91   $     6.35   $     6.65     $     7.16   $     8.44
                                                   ==========   ==========   ==========     ==========   ==========
Investment operations
  Net investment income(a)                                .18          .20          .25(e)         .23          .47
  Net realized and unrealized gain (loss)                 .68          .72         (.12)          (.25)       (1.26)
                                                   ----------   ----------   ----------     ----------   ----------
    Total from investment operations                      .86          .92          .13           (.02)        (.79)
                                                   ----------   ----------   ----------     ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.34)        (.25)        (.40)             -         (.39)
  Paid-in capital                                           -         (.11)        (.03)          (.49)        (.10)
                                                   ----------   ----------   ----------     ----------   ----------
    Total distributions                                  (.34)        (.36)        (.43)          (.49)        (.49)
                                                   ----------   ----------   ----------     ----------   ----------
NET ASSET VALUE, END OF YEAR                       $     7.43   $     6.91   $     6.35     $     6.65   $     7.16
                                                   ==========   ==========   ==========     ==========   ==========

Total Return(b)                                         12.79%       14.90%        1.87%          (.03)%      (9.47)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 1.35%        1.44%        1.25%          1.25%        1.24%
  Expenses, excluding expense reductions                 1.35%        1.44%        1.29%          1.31%        1.24%
  Net investment income                                  2.43%        3.09%        3.85%          3.42%        6.08%

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                       2003         2002         2001           2000         1999
-------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $   56,386   $   55,419   $   52,449     $   62,592   $   86,015
  Portfolio turnover rate                              239.18%      216.16%      393.95%        406.50%      314.07%
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
                                                         2003         2002         2001           2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     6.92   $     6.37   $     6.67     $     7.17   $     8.44
                                                   ==========   ==========   ==========     ==========   ==========
Investment operations
  Net investment income(a)                                .13          .16          .21(e)         .19          .43
  Net realized and unrealized gain (loss)                 .70          .71         (.12)          (.25)       (1.26)
                                                   ----------   ----------   ----------     ----------   ----------
    Total from investment operations                      .83          .87          .09           (.06)        (.83)
                                                   ----------   ----------   ----------     ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.30)        (.22)        (.36)             -         (.35)
  Paid-in capital                                           -         (.10)        (.03)          (.44)        (.09)
                                                   ----------   ----------   ----------     ----------   ----------
    Total distributions                                  (.30)        (.32)        (.39)          (.44)        (.44)
                                                   ----------   ----------   ----------     ----------   ----------
NET ASSET VALUE, END OF YEAR                       $     7.45   $     6.92   $     6.37     $     6.67   $     7.17
                                                   ==========   ==========   ==========     ==========   ==========

Total Return(b)                                         12.22%       14.04%        1.28%          (.44)%     (10.11)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 1.99%        2.06%        1.88%          1.86%        1.89%
  Expenses, excluding expense reductions                 1.99%        2.06%        1.92%          1.92%        1.89%
  Net investment income                                  1.79%        2.42%        3.20%          2.79%        5.57%

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                       2003         2002         2001           2000         1999
-------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    3,719   $    2,842   $    1,519     $    1,317   $    1,508
  Portfolio turnover rate                              239.18%      216.16%      393.95%        406.50%      314.07%
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
                                                         2003         2002         2001           2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                 $     6.92   $     6.37   $     6.66     $     7.17   $     8.44
                                                   ==========   ==========   ==========     ==========   ==========
Investment operations
  Net investment income(a)                                .13          .17          .21(e)         .19          .43
  Net realized and unrealized gain (loss)                 .70          .71         (.11)          (.26)       (1.26)
                                                   ----------   ----------   ----------     ----------   ----------
    Total from investment operations                      .83          .88          .10           (.07)        (.83)
                                                   ----------   ----------   ----------     ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.30)        (.23)        (.36)             -         (.35)
  Paid-in capital                                           -         (.10)        (.03)          (.44)        (.09)
                                                   ----------   ----------   ----------     ----------   ----------
    Total distributions                                  (.30)        (.33)        (.39)          (.44)        (.44)
                                                   ----------   ----------   ----------     ----------   ----------
NET ASSET VALUE, END OF YEAR                       $     7.45   $     6.92   $     6.37     $     6.66   $     7.17
                                                   ==========   ==========   ==========     ==========   ==========

Total Return(b)                                         12.29%       14.19%        1.34%          (.73)%      (9.98)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 1.99%        1.94%        1.84%          1.90%        1.88%
  Expenses, excluding expense reductions                 1.99%        1.94%        1.88%          1.96%        1.88%
Net investment income                                    1.79%        2.56%        3.23%          2.77%        5.42%

                                                                            YEAR ENDED 12/31
                                                   ----------------------------------------------------------------
SUPPLEMENTAL DATA:                                       2003         2002         2001           2000         1999
-------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000)                    $    5,212   $    2,989   $    2,152     $    1,852   $    2,696
  Portfolio turnover rate                              239.18%      216.16%      393.95%        406.50%      314.07%
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
GLOBAL INCOME FUND

                                                                            YEAR ENDED 12/31             3/4/1999(c)
                                                   ---------------------------------------------------       TO
                                                         2003         2002         2001           2000   12/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $     6.87   $     6.32   $     6.62     $     7.16   $     7.91
                                                   ==========   ==========   ==========     ==========   ==========
Investment operations
  Net investment income(a)                                .17          .20          .24(e)         .22          .42
  Net realized and unrealized gain (loss)                 .69          .71         (.11)          (.28)        (.85)
                                                   ----------   ----------   ----------     ----------   ----------
    Total from investment operations                      .86          .91          .13           (.06)        (.43)
                                                   ----------   ----------   ----------     ----------   ----------

Distributions to shareholders from:
  Net investment income                                  (.34)        (.25)        (.40)             -         (.25)
  Paid-in capital                                           -         (.11)        (.03)          (.48)        (.07)
                                                   ----------   ----------   ----------     ----------   ----------
    Total distributions                                  (.34)        (.36)        (.43)          (.48)        (.32)
                                                   ----------   ----------   ----------     ----------   ----------
NET ASSET VALUE, END OF PERIOD                     $     7.39   $     6.87   $     6.32     $     6.62   $     7.16
                                                   ==========   ==========   ==========     ==========   ==========

Total Return(b)                                         12.78%       14.82%        1.84%          (.57)%      (5.51)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                 1.44%        1.51%        1.33%          1.31%        1.25%(d)
  Expenses, excluding expense reductions                 1.44%        1.51%        1.37%          1.37%        1.25%(d)
  Net investment income                                  2.34%        2.96%        3.69%          3.34%        5.66%(d)

                                                                            YEAR ENDED 12/31             3/4/1999(c)
                                                   ---------------------------------------------------       TO
SUPPLEMENTAL DATA:                                       2003         2002         2001           2000   12/31/1999
--------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $    1,904   $    1,082   $      526     $      229   $      210
  Portfolio turnover rate                              239.18%      216.16%      393.95%        406.50%      314.07%
===================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Commencement of offering of class shares.
(d)  Not annualized.
(e)  Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios ("Funds") and their respective classes: Equity Series ("Global Equity Fund"), Class A, B, C, and P shares; and Income Series ("Global Income Fund"), Class A, B, C, and P shares. As of the date of this report, no P shares have been issued for Global Equity Fund. Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund's investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration. Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C, and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual Fund are allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds' records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain (loss) on investments, futures contracts and foreign currency related transactions on the Statements of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. Global Income Fund also may use these transactions as an efficient way to gain exposure to short-term interest rates in a particular country instead of investing in securities denominated in the country's currency. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies on the Statements of Operations. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments, futures contracts and foreign currency related transactions on the Statements of Operations.

(h) FUTURES CONTRACTS-Futures contracts are marked to market daily and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end. As of December 31, 2003, there are no open futures contracts.

(i) SECURITIES LENDING-Each Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(j) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

-------------------------------
Global Equity Fund         .75%
Global Income Fund         .50%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                     CLASS A       CLASS B    CLASS C    CLASS P
-------------------------------------------------------------------
Service                    .25%          .25%       .25%       .20%
Distribution               .10%(1)       .75%       .75%       .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. Global Equity Fund and Global Income Fund collected $8,670 and $15,125 respectively, of CDSCs during the year.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the year ended December 31, 2003:

                                                    DISTRIBUTOR         DEALERS'
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
Global Equity Fund                               $       29,708   $      161,426
Global Income Fund                                       14,917           75,603

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semi-annually for Global Equity Fund, and declared daily and paid monthly for Global Income Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 are as follows:

                                             GLOBAL EQUITY FUND                GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------------------
                                          12/31/2003       12/31/2002       12/31/2003       12/31/2002
-------------------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                       $       85,217   $      126,911   $    3,059,647   $    2,168,856
-------------------------------------------------------------------------------------------------------
  Total distributions                         85,217          126,911        3,059,647        2,168,856
  Tax Return of Capital                            -                -                -          940,993
-------------------------------------------------------------------------------------------------------
Total distributions paid              $       85,217   $      126,911   $    3,059,647   $    3,109,849
-------------------------------------------------------------------------------------------------------

As of December 31, 2003, the components of accumulated losses on a tax basis are as follows:

                                             GLOBAL EQUITY FUND                GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------------------
Undistributed ordinary income - net              $       91,998                    $    1,045,055
-------------------------------------------------------------------------------------------------------
  Total undistributed earnings                   $       91,998                    $    1,045,055
Capital loss carryforwards*                         (12,193,916)                      (10,938,435)
Temporary differences                                   (28,765)                          (44,764)
Unrealized gains - net                               10,309,105                         6,238,632
-------------------------------------------------------------------------------------------------------
Total accumulated losses - net                   $   (1,821,578)                   $   (3,699,512)
=======================================================================================================

* As of December 31, 2003, the capital loss carryforwards along with the related expiration dates are as follows:

                            2004        2005          2007          2008          2009          2010          TOTAL
-------------------------------------------------------------------------------------------------------------------
Global Equity Fund   $         -   $       -   $         -   $         -   $ 4,576,424  $  7,617,492   $ 12,193,916
Global Income Fund     3,050,476     680,831     1,473,226     2,677,712     3,056,190             -     10,938,435

As of December 31, 2003, the Funds' aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                             GLOBAL EQUITY FUND                GLOBAL INCOME FUND
-------------------------------------------------------------------------------------------------
Tax Cost                                         $   57,177,816                    $   65,604,646
-------------------------------------------------------------------------------------------------
Gross unrealized gain                                11,160,996                         6,179,962
Gross unrealized loss                                  (894,127)                          (75,924)
-------------------------------------------------------------------------------------------------
Net unrealized security gain (loss)                  10,266,869                         6,104,038
-------------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended December 31, 2003 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                                                  UNDISTRIBUTED                       ACCUMULATED
                                                 NET INVESTMENT                      NET REALIZED
                                                         INCOME                       GAIN (LOSS)
-------------------------------------------------------------------------------------------------
Global Equity Fund                               $        8,475                    $       (8,475)
Global Income Fund                                    2,743,034                        (2,743,034)

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of December 31, 2003, the value of securities loaned for Global Equity Fund and Global Income Fund is $5,290,090 and $732,254, respectively. These loans are collateralized by cash of $5,491,559 and $746,950 which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $8,808 for Global Equity Fund and $382 for Global Income Fund.

Purchases and sales of investment securities (other than short-term investments) for the year ended December 31, 2003 are as follows:

                                                U.S.       NON - U.S.            U.S.        NON - U.S.
                                          GOVERNMENT       GOVERNMENT      GOVERNMENT        GOVERNMENT
                                          PURCHASES*        PURCHASES          SALES*             SALES
-------------------------------------------------------------------------------------------------------
Global Equity Fund                    $            -   $   34,346,562   $           -    $   25,724,273
Global Income Fund                       110,136,137       52,057,258     106,688,510        50,219,471

* Includes U.S. Government sponsored enterprises securities.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statements of Operations and in Directors' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses.

8.  LINE OF CREDIT

Global Equity Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. As of December 31, 2003 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended December 31, 2003.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's net asset value.

10. INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield securities (sometimes called "lower rated debt securities" or "junk bonds") in which Global Income Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including less liquidity which may subject them to greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls and political risks. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful. They may lower a Fund's return or result in significant losses. These factors can affect Fund performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Global Equity Fund has authorized 500 million shares of $.001 par value capital stock designated as follows: 445 million Class A shares, 15 million Class B shares, 20 million Class C shares and 20 million Class P shares. As of December 31, 2003 no Class P shares have been issued. Global Income Fund has authorized 500 million shares of $.001 par value capital stock designated as follows: 430 million Class A shares, 30 million Class B shares, 20 million Class C shares and 20 million Class P shares.

                                                           YEAR ENDED                        YEAR ENDED
GLOBAL EQUITY FUND                                  DECEMBER 31, 2003                 DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold                                1,847,467   $   17,227,079        2,404,973   $   21,183,545
Reinvestment of distributions                  7,926           81,162           14,457          120,282
Shares reacquired                         (1,341,247)     (11,889,867)      (2,602,124)     (23,018,468)
-------------------------------------------------------------------------------------------------------
Increase (decrease)                          514,146   $    5,418,374         (182,694)  $   (1,714,641)
-------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------
Shares sold                                  209,706   $    1,851,658          211,399   $    1,877,400
Reinvestment of distributions                      -                -                -                -
Shares reacquired                           (135,772)      (1,186,100)        (158,712)      (1,435,612)
-------------------------------------------------------------------------------------------------------
Increase                                      73,934   $      665,558           52,687   $      441,788
-------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------
Shares sold                                  183,026   $    1,646,733          153,514   $    1,362,560
Reinvestment of distributions                      -                -                -                -
Shares reacquired                            (75,083)        (672,740)         (87,550)        (778,246)
-------------------------------------------------------------------------------------------------------
Increase                                     107,943   $      973,993           65,964   $      584,314
-------------------------------------------------------------------------------------------------------

                                                           YEAR ENDED                        YEAR ENDED
GLOBAL INCOME FUND                                  DECEMBER 31, 2003                 DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------
CLASS A SHARES                                SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold                                1,170,464   $    8,359,557        1,391,680   $    9,212,989
Reinvestment of distributions                307,572        2,190,320          343,765        2,231,517
Shares reacquired                         (1,915,454)     (13,622,012)      (1,968,507)     (12,805,863)
-------------------------------------------------------------------------------------------------------
Decrease                                    (437,418)  $   (3,072,135)        (233,062)  $   (1,361,357)
-------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------
Shares sold                                  461,706   $    3,273,220          240,848   $    1,598,843
Reinvestment of distributions                 17,910          128,030           12,951           84,709
Shares reacquired                           (390,810)      (2,741,178)         (81,973)        (540,521)
-------------------------------------------------------------------------------------------------------
Increase                                      88,806   $      660,072          171,826   $    1,143,031
-------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

                                                           YEAR ENDED                        YEAR ENDED
GLOBAL INCOME FUND                                  DECEMBER 31, 2003                 DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------
CLASS C SHARES                                SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold                                  406,649   $    2,925,997          177,323   $    1,185,301
Reinvestment of distributions                 17,506          125,347           13,797           90,140
Shares reacquired                           (155,874)      (1,105,614)         (97,329)        (635,613)
-------------------------------------------------------------------------------------------------------
Increase                                     268,281   $    1,945,730           93,791   $      639,828
-------------------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------------------
Shares sold                                  234,202   $    1,665,525          582,512   $    3,841,710
Reinvestment of distributions                      -(a)             2                -(a)             2
Shares reacquired                           (134,029)        (953,127)        (508,138)      (3,320,173)
-------------------------------------------------------------------------------------------------------
Increase                                     100,173   $      712,400           74,374   $      521,539
-------------------------------------------------------------------------------------------------------

(a) Amount represents less than 1 share

12. SUBSEQUENT EVENT

Effective January 1, 2004, a redemption fee of 2.00% of the NAV of the shares being redeemed will be charged on redemptions or exchanges of shares of Global Equity Fund held ten business days or less, other than shares acquired through the reinvestment of dividends or other distributions or certain automatic or systematic investment, exchange or withdrawal plans. The redemption fee is retained by the Fund and is intended to discourage short-term investment in the Fund in order to avoid transaction and other expenses caused by short-term investments, and to facilitate implementation of the Fund's portfolio management strategies and techniques.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT GLOBAL FUND, INC.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Lord Abbett Global Fund, Inc. - Equity Series and Income Series (the "Funds") as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Lord Abbett Global Fund, Inc. - Equity Series and Income Series as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
February 20, 2004

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Company's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE        PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                   WITH COMPANY          DURING PAST FIVE YEARS               DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
ROBERT S. DOW               Director since 1995;    Managing Partner and Chief       N/A
Lord, Abbett & Co. LLC      Chairman since 1996     Investment Officer of Lord
90 Hudson Street                                    Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                            -------------------------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 49 portfolios or series.

                              CURRENT POSITION
NAME,ADDRESS AND              LENGTH OF SERVICE        PRINCIPAL OCCUPATION                   OTHER
DATE OF BIRTH                   WITH COMPANY          DURING PAST FIVE YEARS              DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW           Director since 1994     Managing General Partner,        Currently serves as
Bigelow Media, LLC                                  Bigelow Media, LLC               director of Adelphia
41 Madison Ave.,                                    (since 2000); Senior Adviser,    Communications,
Suite 3810                                          Time Warner Inc.                 Inc., Crane Co., and
New York, NY                                        (1998 - 2000); Acting Chief      Huttig Building
Date of Birth: 10/22/1941                           Executive Officer of             Products Inc.
                                                    Courtroom Television
                                                    Network (1997 - 1998);
                                                    President and Chief
                                                    Executive Officer of Time
                                                    Warner Cable Programming,
                                                    Inc. (1991 - 1997).

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE        PRINCIPAL OCCUPATION                   OTHER
DATE OF BIRTH                   WITH COMPANY          DURING PAST FIVE YEARS              DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
WILLIAM H.T. BUSH           Director since 1998     Co-founder and Chairman          Currently serves as
Bush-O'Donnell & Co.,                               of the Board of the financial    director of Wellpoint
Inc.                                                advisory firm of                 Health Networks, Inc.,
101 South Hanley Road,                              Bush-O'Donnell & Company         DT Industries Inc., and
Suite 1025                                          (since 1986).                    Engineered Support
St. Louis, MO                                                                        Systems, Inc.
Date of Birth: 7/14/1938

ROBERT B. CALHOUN, JR.      Director since 1998     Managing Director of             Currently serves as
Monitor Clipper Partners                            Monitor Clipper Partners         director of Avondale,
650 Madison Ave., 9th Fl.                           (since 1997) and President       Inc. and Interstate
New York, NY                                        of Clipper Asset Management      Bakeries Corp.
Date of Birth: 10/25/1942                           Corp. (since 1991), both
                                                    private equity investment
                                                    funds.

JULIE A. HILL               Director Elected        Owner and CEO of the             Currently serves as
20 Via Diamante             February 2004           Hillsdale Companies, a           director of Wellpoint
Newport Coast, CA                                   business consulting firm         Health Networks, Inc.;
Date of Birth: 7/16/1946                            (1997 - present); Founder,       Resources Connection
                                                    President and Owner of the       Inc.; Holcim (US) Inc.
                                                    Hiram-Hill and Hillsdale         (parent company
                                                    Development Companies            Holcim Ltd).
                                                    from 1998 to 2001.

FRANKLIN W. HOBBS           Director since 2000     Senior Advisor (since April      Currently serves as
Houlihan Lokey Howard                               2003) and Former Chief           director of Adolph
& Zukin                                             Executive Officer of             Coors Company.
685 Third Ave.                                      Houlihan Lokey Howard &
New York, NY                                        Zukin, an investment bank
Date of Birth: 7/30/1947                            (January 2002 - April 2003);
                                                    Chairman of Warburg Dillon
                                                    Read (1999 - 2001); Global
                                                    Head of Corporate Finance
                                                    of SBC Warburg Dillon Read
                                                    (1997 - 1999); Chief
                                                    Executive Officer of Dillon,
                                                    Read & Co. (1994 - 1997).

C. ALAN MacDONALD           Director since 1988;    Retired - General Business       Currently serves as
415 Round Hill Road         and Lead Independent    and Governance Consulting        director of Lincoln
Greenwich, CT               Director                (since 1992); formerly           Snacks, H.J. Baker, and
Date of Birth: 5/19/1933                            President and CEO of Nestle      Seix Fund, Inc.*
                                                    Foods.

THOMAS J. NEFF              Director since 1988     Chairman of Spencer Stuart,      Currently serves as
Spencer Stuart                                      an executive search              director of Ace, Ltd.
277 Park Avenue                                     consulting firm (since 1996);    and Exult, Inc.
New York, NY                                        President of Spencer Stuart
Date of Birth: 10/2/1937                            (1979 - 1996).

----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Company's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                              CURRENT POSITION
NAME, ADDRESS AND             LENGTH OF SERVICE        PRINCIPAL OCCUPATION                   OTHER
DATE OF BIRTH                   WITH COMPANY          DURING PAST FIVE YEARS              DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
JAMES F. ORR, III           Director since 2002;    President and CEO of             Currently serves as
80 Pinckney Street          resigned 3/3/2003       LandingPoint Capital (since      Chairman of
Boston, MA                                          2002); Chairman and CEO of       Rockefeller
Date of Birth: 3/5/1943                             United Asset Management          Foundation, Director
                                                    Corporation (2000 to 2001);      of Nashua Corp. and
                                                    Chairman and CEO of UNUM         SteelPoint
                                                    Provident Corporation            Technologies.
                                                    (1999 - merger); Chairman
                                                    and CEO of UNUM
                                                    Corporation (1988 - 1999).

                            -------------------------

OFFICERS

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

 NAME AND                     CURRENT POSITION         LENGTH OF SERVICE              PRINCIPAL OCCUPATION
(DATE OF BIRTH)                 WITH COMPANY          OF CURRENT POSITION            DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
ROBERT S. DOW               Chief Executive         Elected in 1995                  Managing Partner and
(3/8/1945)                  Officer and President                                    Chief Investment
                                                                                     Officer of Lord Abbett
                                                                                     since 1996.

ZANE E. BROWN               Executive Vice          Elected in 1993                  Partner and Director
(12/09/1951)                President                                                of Fixed Income
                                                                                     Management, joined
                                                                                     Lord Abbett in 1992.

ROBERT I. GERBER            Executive Vice          Elected in 2001                  Partner and Director
(5/29/1954)                 President                                                of Taxable Fixed
                                                                                     Income Management,
                                                                                     joined Lord Abbett
                                                                                     in 1997.

ROBERT G. MORRIS            Executive Vice          Elected in 1995                  Partner and Director
(11/6/1944)                 President                                                of Equity Investments,
                                                                                     joined Lord Abbett
                                                                                     in 1991.

ELI M. SALZMANN             Executive Vice          To be Elected in                 Partner and Director
(3/23/1964)                 President               March 2004                       of Institutional Equity
                                                                                     Investments, joined
                                                                                     Lord Abbett in 1997.

 NAME AND                     CURRENT POSITION         LENGTH OF SERVICE              PRINCIPAL OCCUPATION
(DATE OF BIRTH)                 WITH COMPANY          OF CURRENT POSITION            DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
HAROLD SHARON               Executive Vice          Elected 2003                     Investment Manager
(9/23/1960)                 President                                                and Director,
                                                                                     International Core
                                                                                     Equity, joined Lord
                                                                                     Abbett in 2003,
                                                                                     formerly Financial
                                                                                     Industry Consultant
                                                                                     for Venture Capitalist
                                                                                     from 2001 to 2003,
                                                                                     prior thereto
                                                                                     Managing Director of
                                                                                     Warburg Pincus Asset
                                                                                     Management and
                                                                                     Credit Suisse Asset
                                                                                     Management.

TRACIE E. AHERN             Vice President and      Elected in 1999                  Partner and Director
(1/12/1968)                 Treasurer                                                of Portfolio
                                                                                     Accounting and
                                                                                     Operations, joined
                                                                                     Lord Abbett in 1999,
                                                                                     prior thereto Vice
                                                                                     President - Head of
                                                                                     Fund Administration
                                                                                     of Morgan Grenfell.

JOAN A. BINSTOCK            Chief Financial         Elected in 1999                  Partner and Chief
(3/4/1954)                  Officer and Vice                                         Operations Officer,
                            President                                                joined Lord Abbett in
                                                                                     1999, prior thereto
                                                                                     Chief Operating
                                                                                     Officer of Morgan
                                                                                     Grenfell.

DANIEL E. CARPER            Vice President          Elected in 1988                  Partner, joined Lord
(1/22/1952)                                                                          Abbett in 1979.

PAUL A. HILSTAD             Vice President and      Elected in 1995                  Partner and General
(12/13/1942)                Secretary                                                Counsel, joined Lord
                                                                                     Abbett in 1995.

LAWRENCE H. KAPLAN          Vice President and      Elected in 1997                  Partner and Deputy
(1/16/1957)                 Assistant Secretary                                      General Counsel, joined
                                                                                     Lord Abbett in 1997.

JERALD LANZOTTI             Vice President          Elected in 1997                  Fixed Income
(6/12/1967)                                                                          Investment Manager,
                                                                                     joined Lord Abbett in
                                                                                     1996.

A. EDWARD OBERHAUS, III     Vice President          Elected in 1996                  Partner and Manager of
(12/21/1959)                                                                         Equity Trading, joined
                                                                                     Lord Abbett in 1983.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                      CURRENT POSITION         LENGTH OF SERVICE               PRINCIPAL OCCUPATION
(DATE OF BIRTH)                 WITH COMPANY          OF CURRENT POSITION             DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
CHRISTINA T. SIMMONS        Vice President and      Elected in /2001                 Assistant General
(11/12/1957)                Assistant Secretary                                      Counsel, joined Lord
                                                                                     Abbett in 1999,
                                                                                     formerly Assistant
                                                                                     General Counsel of
                                                                                     Prudential
                                                                                     Investments from
                                                                                     1998 to 1999, prior
                                                                                     thereto Counsel of
                                                                                     Drinker, Biddle &
                                                                                     Reath LLP, a law firm.

BERNARD J. GRZELAK          Assistant Treasurer     Elected in 2003                  Director of Fund
(6/12/1971)                                                                          Administration, joined
                                                                                     Lord Abbett in 2003,
                                                                                     formerly Vice
                                                                                     President, Lazard Asset
                                                                                     Management from
                                                                                     2000 to 2003, prior
                                                                                     thereto Manager of
                                                                                     Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Company's Directors. It is available free upon request.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

   TAX INFORMATION

   All of the ordinary income distribution paid by Global Equity Fund during 2003 is qualifying dividend income. For corporate shareholders, all of Global Equity Fund ordinary income distribution qualified for the dividends received deduction.

[LORD ABBETT LOGO]


     This report when not used for the general
information of shareholders of the Fund, is to be
 distributed only if preceded or accompanied by a
             current Fund Prospectus.                         Lord Abbett Global Fund, Inc.
                                                                      Equity Series
Lord Abbett Mutual Fund shares are distributed by:                    Income Series
            LORD ABBETT DISTRIBUTOR LLC                                                                  LAGF-2-1203
 90 Hudson Street - Jersey City, New Jersey 07302-3973                                                        (2/04)

ITEM 2:     Code of Ethics.

       (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect from June 19, 2003 through the end of the reporting period on December 31, 2003 (the "Period").

       (b)  Not applicable.

       (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

       (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

       (e)  Not applicable.

       (f)  See Item 10(a) concerning the filing of the Code of Ethics.


ITEM 3:     Audit Committee Financial Expert.

            The Registrant's Board of Directors has determined that the following independent Directors who comprise the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Ms. Julie Hill is a newly elected member of the audit committee. Each audit committee member is independent within the meaning of the Form N-CSR.

ITEM 4.     Principal Accountant Fees and Services

            In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2003 and 2002 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                                      FISCAL YEAR ENDED:
                                                               2003                          2002
     Audit Fees {a}                                         $  70,000                     $  65,000
     Audit-Related Fees {b}                                        32                            42
                                             -----------------------------------------------------------
     Total audit and audit-related fees                        70,032                        65,042
                                             -----------------------------------------------------------

     Tax Fees {c}                                              14,132                        12,500
     All Other Fees {d}                                            48                             -
                                             -----------------------------------------------------------

         Total Fees                                         $  84,212                     $  77,542
                                             -----------------------------------------------------------

     ----------
            {a} Consists of fees for audits of the Registrant's annual financial statements.

            {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

            {c} Fees for the fiscal year ended December 31, 2003 consist of fees of $14,100 for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, fees of $32 for preparing IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

            Fees for the fiscal year ended December 31, 2002 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies.

            {d} Consists of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

     (e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

              - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
              - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

     The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

     (e)(2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

     (f) Not Applicable.

     (g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

     The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended December 31, 2003 and 2002 were:

                                                                        FISCAL YEAR ENDED:
                                                               2003                          2002
     All Other Fees {a}                                     $  96,900                    $  171,456

     --------
            {a} Fees for the fiscal year ended December 31, 2003 consist of fees of $76,900 for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's operations and general computer controls over equity securities processing for institutional and mutual fund accounts ("SAS 70 Report") and fees of $20,000 for special tax services for Global Equity Series.

            Fees for the fiscal year ended December 31, 2002 consist of fees of $146,456 for testing of Business Continuity Planning and $25,000 for the SAS 70 Report.

     The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended December 31, 2003 and 2002 were:

                                                                        FISCAL YEAR ENDED:
                                                               2003                          2002
     All Other Fees {b}                                     $  11,378                        -0-

     --------
            {b} Fees for the fiscal year ended December 31, 2003 represent fees for testing of Anti-Money Laundering Compliance.

     (h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to

     Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:     Audit Committee of Listed Registrants
            Not applicable.

ITEM 6:     [Reserved]

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
            Not applicable.

ITEM 8:     [Reserved]

ITEM 9:     Controls and Procedures.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of February 20, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10:    Exhibits.

ITEM 10(a): Code of Ethics, as required by Item 2, is attached hereto as part of EX-99.CODEETH.

ITEM 10(b):
       (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

       (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    LORD ABBETT GLOBAL FUND, INC.


                                    /s/ Robert S. Dow
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: February 20, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                    LORD ABBETT GLOBAL FUND, INC.


                                    /s/ Robert S. Dow
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ Joan A. Binstock
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date: February 20, 2004